Schedule I - Condensed Financial Information of Registrant	12 Months Ended
Dec. 31, 2016
Condensed Financial Information of Registrant
Schedule I - Condensed Financial Information of Registrant

Cotiviti Holdings, Inc.

Schedule I - Condensed Financial Information of Registrant

Parent Company Balance Sheets

(In thousands, except share amounts)

	December 31,
	2016	2015
ASSETS
Non current assets:
Investment in subsidiaries	939,336	787,596
TOTAL ASSETS	$939,336	$787,596

LIABILITIES AND STOCKHOLDERS' EQUITY
Total liabilities	$—	$—

Stockholders' equity:
Common stock ($0.001 par value; 600,000,000 and 122,000,000 shares authorized, 90,748,740 and 77,237,711 issued, and 90,741,340 and 77,230,311 outstanding at December 31, 2016 and 2015, respectively)	91	77
Additional paid-in capital	911,582	807,419
Retained earnings (deficit)	33,917	(14,935)
Accumulated other comprehensive loss	(6,156)	(4,867)
Treasury stock, at cost (7,400 shares at December 31, 2016 and 2015)	(98)	(98)
Total stockholders' equity	939,336	787,596
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$939,336	$787,596

Cotiviti Holdings, Inc.
Schedule I - Condensed Financial Information
Parent Company Statements of Comprehensive Income (Loss)
(In thousands)

	Years ended December 31,
	2016	2015	2014
Equity in income (loss) of subsidiaries	$48,852	$13,863	$(25,825)
Net income (loss)	48,852	13,863	(25,825)
Equity in other comprehensive loss of subsidiaries	(1,289)	(3,009)	(1,916)
Total comprehensive income (loss)	$47,563	$10,854	$(27,741)

Cotiviti Holdings, Inc.

Schedule I—Condensed Financial Information of Registrant

Parent Company Statements of Cash Flows

(In thousands)

	Year Ended December 31,
	2016	2015	2014
Cash flows from operating activities:
Net income (loss)	$48,852	$13,863	$(25,825)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Equity in income (loss) of subsidiaries	(48,852)	(13,863)	25,825
Net cash provided by operating activities	—	—	—

Cash flows from investing activities:
Investment in subsidiaries	(81,206)	(210)	(365,201)
Net cash used in investing activities	(81,206)	(210)	(365,201)

Cash flows from financing activities:
Proceeds from issuance of common stock	226,963	—	365,187
Proceeds from exercise of stock options	4,243	210	32
Purchase of treasury shares	—	—	(18)
Dividends paid	(150,000)
Net cash provided by financing activities	81,206	210	365,201

Net increase in cash and cash equivalents	—	—	—
Cash and cash equivalents at beginning of period	—	—	—
Cash and cash equivalents at end of the period	$—	$—	$—

Supplemental disclosures of cash flow information:
Noncash operating activities (stock-based compensation)	$22,954	$3,399	$2,492
Noncash financing activities (noncash capital contribution)	—	—	69,957
Noncash financing activities (noncash acquisition of treasury stock )			(98)

Cotiviti Holdings, Inc.

Schedule I—Condensed Financial Information of Registrant

Notes to Parent Company Financial Statements

(In thousands, except share amounts)

Note 1. Basis of Presentation

Cotiviti Holdings, Inc. (collectively with its subsidiaries, "we," "our," or "the Company") is incorporated in the state of Delaware and has adopted a holding company structure. With effect from September 2015, the name of our Company was changed from Connolly Superholdings, Inc. to Cotiviti Holdings, Inc. Our primary domestic operations are performed through Cotiviti, LLC; Cotiviti Services, LLC; and Cotiviti USA, LLC, all are our wholly-owned operating subsidiaries. We have international operations in Canada, the United Kingdom and India.

Pursuant to the terms of the Restated Credit Agreement discussed in Note 9 of the Notes to the Cotiviti Holdings, Inc. Consolidated Financial Statements, Cotiviti Corporation and certain of its subsidiaries have restrictions on their ability to, among other things, incur additional indebtedness, pay dividends or make certain intercompany loans and advances. As a result of these restrictions, these parent company financial statements have been prepared in accordance with Rule 12-04 of Regulation S-X, as restricted net assets of the Company's subsidiaries (as defined in Rule 4-08(e)(3) of Regulation S-X) exceed 25% of the Company's consolidated net assets as of December 31, 2016. The Company is a holding company without any operations of its own. These condensed financial statements have been prepared on a "parent-only" basis. Under a parent-only presentation, the Parent Company's investments in subsidiaries are presented under the equity method of accounting. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted. Stock-based compensation expense associated with equity incentive awards issued by the Parent Company and the related tax effects are recorded at the subsidiary level where the employees provide the services. The accompanying condensed financial information should be read in conjunction with the Cotiviti Holdings, Inc. Consolidated Financial Statements and related Notes thereto.

Note 2. Stockholders' Equity

Issuance of Common Stock

On May 13, 2016 our certificate of incorporation was amended and the number of shares of common stock authorized to be issued by the Company was increased from 122,000,000 to 600,000,000.

On May 25, 2016 we consummated our IPO in which we issued and sold a total of 12,936,038 shares of common stock, including a portion of the underwriter overallotment, at a public offering price of $19.00 per share. We received net proceeds of approximately $226,963 after deducting underwriting discounts and commissions and other offering expenses of approximately $18,822.

In May 2014, a total of 32,790,321 shares of common stock were issued for a total fair value of $435,144 in connection with the Connolly iHealth Merger. Of this amount, $365,187 was received in cash and $69,957 was issued to certain members of the former iHealth Technologies management as they either rolled over a portion of their former equity interests in iHealth Technologies or received equity in lieu of incentive compensation that was owed to them as of the date of the merger.

Common Stock Split

On May 13, 2016 we effected a 6.1-for-1 stock split of all outstanding shares of our common stock. All share, option and per share information presented in the accompanying consolidated financial statements and notes thereto have been adjusted to reflect the stock split on a retroactive basis for all periods presented and all share information is rounded up to the nearest whole share after reflecting the stock split.

Common Stock Dividends

On May 25, 2016 we paid a Special Cash Dividend of $150,000, or $1.94 per share of common stock outstanding prior to the IPO, to holders of record of our common stock on the dividend record date. In connection with the Special Cash Dividend we lowered the exercise price of then outstanding stock options by $1.94 per share in order to preserve the intrinsic value of the options giving effect to the Special Cash Dividend.